NEOS Boosted Nasdaq-100® High Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)		204	$86,637

Automobiles - 3.8%
Tesla, Inc. (a)		4,567	1,697,782

Beverages - 2.1%
Coca-Cola Europacific Partners PLC		1,125	102,004
Keurig Dr. Pepper, Inc.		3,514	92,524
Monster Beverage Corp. (a)		2,551	184,845
PepsiCo, Inc.		3,472	539,167
			918,540

Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)		308	101,908
Amgen, Inc.		1,365	480,275
Gilead Sciences, Inc.		3,068	427,587
Insmed, Inc. (a)		512	83,722
Regeneron Pharmaceuticals, Inc.		244	188,524
Vertex Pharmaceuticals, Inc. (a)		614	274,176
			1,556,192

Broadline Retail - 5.5%
Amazon.com, Inc. (a)		9,819	2,045,003
MercadoLibre, Inc. (a)		120	207,483
PDD Holdings, Inc. - ADR (a)		1,757	179,530
			2,432,016

Chemicals - 1.3%
Linde PLC		1,126	558,226

Commercial Services & Supplies - 0.6%
Cintas Corp.		1,021	172,692
Copart, Inc. (a)		2,541	84,361
			257,053

Communications Equipment - 1.7%
Cisco Systems, Inc.		9,920	769,693

Construction & Engineering - 0.3%
Ferrovial SE		1,855	120,668

Consumer Staples Distribution & Retail - 6.0%
Costco Wholesale Corp.		1,124	1,119,987
Walmart, Inc.		12,509	1,554,619
			2,674,606

Electric Utilities - 1.5%
American Electric Power Co., Inc.		1,329	174,205
Constellation Energy Corp.		821	229,264
Exelon Corp.		2,653	130,050
Xcel Energy, Inc.		1,534	121,861
			655,380

Energy Equipment & Services - 0.3%
Baker Hughes Co.		2,453	149,756

Entertainment - 3.2%
Electronic Arts, Inc.		614	125,176
Netflix, Inc. (a)		10,752	1,033,805
Take-Two Interactive Software, Inc. (a)		411	81,172
Warner Bros. Discovery, Inc. (a)		6,349	174,344
			1,414,497

Financial Services - 0.3%
PayPal Holdings, Inc.		2,541	114,929

Food Products - 0.6%
Kraft Heinz Co.		2,933	65,963
Mondelez International, Inc. - Class A		3,220	185,601
			251,564

Ground Transportation - 0.7%
CSX Corp.		4,797	196,917
Old Dominion Freight Line, Inc.		511	99,849
			296,766

Health Care Equipment & Supplies - 1.5%
Dexcom, Inc. (a)		973	61,104
GE HealthCare Technologies, Inc.		1,169	83,209
IDEXX Laboratories, Inc. (a)		204	114,626
Intuitive Surgical, Inc. (a)		918	423,189
			682,128

Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. - Class A (a)		1,071	135,246
Booking Holdings, Inc.		80	336,826
DoorDash, Inc. - Class A (a)		1,022	153,453
Marriott International, Inc. - Class A		679	222,081
Starbucks Corp.		2,933	262,767
			1,110,373

Industrial Conglomerates - 0.8%
Honeywell International, Inc.		1,633	369,107

Interactive Media & Services - 10.1%
Alphabet, Inc. - Class A		5,332	1,533,270
Alphabet, Inc. - Class C		4,981	1,428,850
Meta Platforms, Inc. - Class A		2,717	1,554,477
			4,516,597

IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A		1,225	75,154
Shopify, Inc. - Class A (a)		3,163	375,195
			450,349

Machinery - 0.3%
PACCAR, Inc.		1,328	153,384

Media - 0.7%
Charter Communications, Inc. - Class A (a)		307	66,275
Comcast Corp. - Class A		9,093	261,060
			327,335

Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.		617	122,036

Professional Services - 1.0%
Automatic Data Processing, Inc.		1,071	217,606
Paychex, Inc.		919	84,658
Thomson Reuters Corp.		1,169	105,187
Verisk Analytics, Inc.		308	58,443
			465,894

Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)		1,071	43,204

Semiconductors & Semiconductor Equipment - 25.8% (b)
Advanced Micro Devices, Inc. (a)		4,200	854,406
Analog Devices, Inc.		1,226	390,040
Applied Materials, Inc.		1,944	664,440
ARM Holdings PLC - ADR (a)		385	58,243
ASML Holding NV		205	270,770
Broadcom, Inc.		4,322	1,337,702
Intel Corp. (a)		12,577	555,023
KLA Corp.		327	481,478
Lam Research Corp.		3,216	687,131
Marvell Technology, Inc.		2,247	222,565
Microchip Technology, Inc.		1,330	85,931
Micron Technology, Inc.		2,907	982,101
Monolithic Power Systems, Inc.		103	112,615
NVIDIA Corp.		22,212	3,873,773
NXP Semiconductors NV		614	120,872
QUALCOMM, Inc.		2,737	352,471
Texas Instruments, Inc.		2,152	417,789
			11,467,350

Software - 13.2%
Adobe, Inc. (a)		1,071	260,339
AppLovin Corp. - Class A (a)		717	285,366
Atlassian Corp. - Class A (a)		409	27,914
Autodesk, Inc. (a)		512	122,573
Cadence Design Systems, Inc. (a)		714	198,399
Crowdstrike Holdings, Inc. - Class A (a)		614	239,712
Datadog, Inc. - Class A (a)		818	96,565
Fortinet, Inc. (a)		1,840	150,365
Intuit, Inc.		714	308,719
Microsoft Corp.		6,776	2,508,272
Palantir Technologies, Inc. - Class A (a)		5,788	846,669
Palo Alto Networks, Inc. (a)		1,946	311,983
Roper Technologies, Inc.		287	101,558
Strategy, Inc. - Class A (a)		718	89,606
Synopsys, Inc. (a)		483	191,500
Workday, Inc. - Class A (a)		581	75,483
Zscaler, Inc. (a)		409	57,378
			5,872,401

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (a)		2,144	197,912
Ross Stores, Inc.		817	176,987
			374,899

Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.		13,425	3,407,131
Seagate Technology Holdings PLC		541	211,942
Western Digital Corp.		721	195,023
			3,814,096

Trading Companies & Distributors - 0.3%
Fastenal Co.		2,933	136,091

Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.		2,857	600,056
TOTAL COMMON STOCKS (Cost $46,377,089)			44,459,605

PURCHASED OPTIONS - 2.8%	Notional Amount	Contracts	Value
Call Options - 2.8%
NASDAQ-100® Index (c)(d) Expiration: 07/17/2026; Exercise Price: $23,700.00	21,366,171	9	1,261,890
TOTAL PURCHASED OPTIONS (Cost $1,262,139)			1,261,890

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		114,178	114,178
Northern U.S. Government Select Money Market Fund, 3.36% (e)		466,503	466,503
TOTAL MONEY MARKET FUNDS (Cost $580,681)			580,681

TOTAL INVESTMENTS - 104.0% (Cost $48,219,909)			46,302,176
Liabilities in Excess of Other Assets - (4.0)%			(1,777,461)
TOTAL NET ASSETS - 100.0%			$44,524,715

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Boosted Nasdaq-100® High Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.7)%	Notional Amount	Contracts	Value
Call Options - (1.4)%
NASDAQ-100® Index (a)(b)
Expiration: 05/15/2026; Exercise Price: $24,300.00	$(16,618,133)	(7)	$(393,785)
Expiration: 05/15/2026; Exercise Price: $24,800.00	(16,618,133)	(7)	(238,105)
Total Call Options			(631,890)

Put Options - (2.3)%
NASDAQ-100® Index (a)(b) Expiration: 07/17/2026; Exercise Price: $23,700.00	(21,366,171)	(9)	(1,009,215)
TOTAL WRITTEN OPTIONS (Premiums received $1,637,047)			$(1,641,105)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Boosted Nasdaq-100® High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$44,459,605	$–	$–	$44,459,605
Purchased Options	–	1,261,890	–	1,261,890
Money Market Funds	580,681	–	–	580,681
Total Investments	$45,040,286	$1,261,890	$–	$46,302,176

Liabilities:
Written Options	$–	$(1,641,105)	$–	$(1,641,105)
Total Written Options	$–	$(1,641,105)	$–	$(1,641,105)

Refer to the Schedule of Investments for further disaggregation of investment categories.